Preferred Stock	12 Months Ended
Dec. 31, 2013
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED STOCK
19.	PREFERRED STOCK

Convertible Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by our Board of Directors.

On November 19, 2013, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with US VC Partners, L.P. (the “Investor”) for the purchase by the Investor of 123,077 units of securities of the Company for an aggregate purchase price of $4.0 million (or $32.50 per unit). Each security issued is comprised of: 1) one share of Series A Convertible Preferred Stock of the Company, at a par value of $0.001 per share (the “Series A Preferred Stock”); 2) one common stock warrant ( the “Common Warrant”); and 3) one preferred stock warrant (the “Preferred Warrant”).

Since the Common Warrant and the Preferred Warrant are not indexed to the Company’s stock, they are derivatives and therefore, are being accounted for as a liability.

Upon voluntary or involuntary liquidation, dissolution or winding up of the Company, each holder of Series A Preferred Stock is entitled to a liquidation preference of $32.50 per share, plus any accrued but unpaid dividends, subject to customary adjustments as set forth in the Certificate of Designation (the “Liquidation Value”).

Each share of Series A Preferred Stock may be converted at any time at the option of the holder into a number of shares of common stock initially equal to 50 shares of common stock, determined by dividing the Liquidation Value per share of Series A Preferred Stock by the applicable conversion price per share of Series A Preferred Stock. The initial conversion price shall equal $0.65, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions. The Series A Preferred Stock is not subject to mandatory conversion at any time.

Dividends on the Series A Preferred Stock accrue (payable in cash or in kind), whether or not declared by the Board and whether or not funds are available for the payment of dividends, at a rate of 12% per annum on the sum of the liquidation preference plus all accrued and accumulated dividends and will be payable quarterly in arrears in a) cash or b) newly issued shares of Series A Preferred Stock having an aggregate liquidation preference equal to the amount of such accrued dividends (“PIK Dividends”) at the option of the Company. All accrued and accumulated dividends on the convertible preferred stock shall be paid prior to and in preference to any other class of securities of the Company.

Each share of Series A Preferred Stock will be entitled to a number of votes equal to the number of shares of common stock into which such share is convertible and shall be entitled to vote with holders of outstanding shares of common stock, voting together as a single class, with respect to any and all matters presented to the stockholders of the Company for their action or consideration.

The requisite holders of the Series A Preferred Stock will have the right to cause the Company to redeem, out of funds legally available, all but not less than all of the then outstanding shares of Series A Preferred Stock, for a price per share equal to the Liquidation Value of such shares from and after the fifth anniversary of the closing date of the Purchase Agreement. Additionally, the Company will have the right to redeem all of the outstanding shares of Series A Preferred Stock from and after the eighth anniversary of the closing date of the Purchase Agreement at a redemption price equal to the Liquidation Value. As a result of the redemption provisions, the Series A Preferred Stock has been classified outside of permanent equity.

Common and Preferred Warrants

In connection with the Series A Preferred Stock issued on November 19, 2013, the Company also issued a Common Warrant for the purchase of up to 6,153,830 shares of common stock at an exercise price of $0.65 per share. The estimated fair value of the Common Warrants is determined at each balance sheet date and the change in the estimated fair value of the Common Warrant is reflected within the “Change in fair value of warrants liability” within the accompanying statements of comprehensive loss.

The fair value as of December 31, 2013 of the Common Warrant is estimated using the Monte Carlo simulation method with the following inputs:

Common Warrant
Stock price of underlying equity	$0.69
Exercise price	$0.65
Expected volatility (standard deviation)	100%
Annual risk-free rate	3.04%
Expected term (time to expiration years)	9.9
Number of periods	514
Period interval	0.019
Period risk-free rate	0.058%
Number of simulations	500,000

In connection with the Series A Preferred Stock issued on November 19, 2013, the Company also issued a Preferred Warrant for the purchase of up to 123,077 shares of Series A Preferred Stock with an exercise price of $0.05 per share. The estimated fair value of the Preferred Warrant is determined at each balance sheet date and the change in the estimated fair value of the Preferred Warrant is reflected within the “Change in fair value of warrants liability” within the accompanying statements of comprehensive loss.

The fair value as December 31, 2013 of the Preferred Warrant is estimated using the Black-Scholes pricing model with the following inputs:

Preferred Warrant
Stock price of underlying equity	$32.50
Exercise price	$0.05
Expected term (years)	1.7
Risk-free interest rate	0.13%
Estimated dividend yield	None
Volatility	70%

The change in the fair value of the warrants liability during the year ended December 31, 2013 is as follows (amounts in thousands):

	Common Warrant	Preferred Warrant	JFC Warrant (see Note 13)	Subordinated Term Loan Warrants (see Note 12)	Total Warrant Liability
Warrant liability at December 31, 2012	$0	$0	$0	$0	$0
Fair value recorded on the November 19, 2013 transaction date	3,556	1,997	54	241	5,848
Change in fair value of warrants	525	0	0	0	525
Warrant liability at December 31, 2013	$4,081	$1,997	$54	$241	$6,373